CASH FLOW STATEMENT - Schedule of Change in Operating Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of cash flow statement [Abstract]
Change in financial assets held at amortised cost	£ (1,639)	£ (2,379)	£ (6,652)
Change in financial assets at fair value through profit or loss	26,179	(15,565)	(8,147)
Change in derivative financial instruments	(7,704)	6,132	(2,894)
Change in other operating assets	201	1,447	25
Change in operating assets	£ 17,037	£ (10,365)	£ (17,668)